REVENUES - Revenue by geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 36,136	$ 42,308	$ 37,092
Other revenues	1,499	724	76
Total revenues	37,635	43,032	37,168
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	21,680	28,718	30,814
Other revenues	900	104	33
Total revenues	22,580	28,822	30,847
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	3,805	3,947	2,413
Other revenues	594	612	5
Total revenues	4,399	4,559	2,418
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	10,651	9,643	3,865
Other revenues	5	8	31
Total revenues	10,656	9,651	3,896
Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Other revenues	0	0	7
Total revenues	0	0	7
United Kingdom
Disclosure of operating segments [line items]
Revenues from contracts with customers	13,980	20,156	21,975
Total revenues	13,996	20,202	21,983
United Kingdom | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	13,417	19,694	21,757
United Kingdom | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	371	334	119
United Kingdom | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	192	128	99
United Kingdom | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
United States of America
Disclosure of operating segments [line items]
Revenues from contracts with customers	5,843	5,211	1,767
Total revenues	5,848	5,218	1,772
United States of America | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	21	324	478
United States of America | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,685	1,609	802
United States of America | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,137	3,278	487
United States of America | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0
Europe
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,834	4,815	2,905
Total revenues	5,184	5,145	2,909
Europe | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,071	687	704
Europe | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,139	1,239	901
Europe | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,624	2,889	1,300
Europe | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Australia
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,228	4,056	2,945
Total revenues	4,299	4,059	2,961
Australia | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4,155	4,042	2,936
Australia | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	10	14	9
Australia | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	63	0	0
Australia | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0
Canada
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,416	3,757	4,673
Total revenues	3,137	3,860	4,691
Canada | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,841	2,942	3,786
Canada | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	90	63	57
Canada | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	485	752	830
Canada | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Brazil
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,204	1,599	1,722
Total revenues	1,403	1,800	1,736
Brazil | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	339	405	679
Brazil | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	78	97	142
Brazil | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	787	1,097	901
Brazil | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico
Disclosure of operating segments [line items]
Revenues from contracts with customers	765	698	157
Total revenues	765	698	147
Mexico | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
Mexico | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	5	0
Mexico | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	765	693	157
Mexico | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
India
Disclosure of operating segments [line items]
Revenues from contracts with customers	15	2	2
Total revenues	99	2	2
India | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	4	1	2
India | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	0	0	0
India | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	11	1	0
India | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	0		0
Other
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,851	2,014	946
Total revenues	2,904	2,048	967
Other | Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	832	623	472
Other | Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	432	586	383
Other | Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	1,587	805	91
Other | Corporate and other
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 0	$ 0	$ 0